Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Interest and dividends	$ 27,418,369	$ 30,009,137
Net appreciation in fair value of investments	101,231,231	131,948,295
Total investment income	128,649,600	161,957,432
Interest income on notes receivable from participants	952,231	794,300
Participant Contributions	39,204,288	38,132,851
Employer Contributions	20,700,397	20,211,352
Participant Rollovers	4,212,624	3,396,543
Total contributions	64,117,309	61,740,746
Total additions	193,719,140	224,492,478
Distributions to participants	(103,609,003)	(107,155,996)
Administrative credits (expenses)	152,194	102,822
Total deductions	(103,456,809)	(107,053,174)
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	90,262,331	117,439,304
EBP, Net Asset Available for Benefit, Beginning Balance	1,098,953,920	981,514,616
EBP, Net Asset Available for Benefit, Ending Balance	$ 1,189,216,251	$ 1,098,953,920